Long-Term Debt and Credit Facilities - Terms (Detail) - USD ($)									1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 14, 2018	May 25, 2018	Dec. 31, 2017	Dec. 19, 2017	Dec. 01, 2017	Jul. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	May 31, 2018	Jan. 31, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 29, 2018	Apr. 03, 2018	Oct. 24, 2017	Dec. 22, 2016
Long-term debt
Current portion of long-term debt			$ 103,571,000						$ 45,056,000				$ 45,056,000		$ 103,571,000
Amount of deferred finance cost recognized			(19,679,000)						$ (13,938,000)				(13,938,000)		(19,679,000)
Repayment of debt													$ 623,732,000	$ 413,553,000
Credit Facility | Deutsche Bank A.G.
Long-term debt
Maximum borrowing capacity					$ 35,000,000
Effective interest rate (as a percent)									6.50%				6.50%
Borrowing capacity under the credit facility expressed as a percentage of eligible settlement receivables due					90.00%
Loan amounts drawn under the facility			12,600,000						$ 19,400,000				$ 19,400,000		12,600,000
Credit Facility | Wells Fargo Bank N.A.
Long-term debt
Maximum borrowing capacity				$ 10,000,000													$ 15,000,000
Effective interest rate (as a percent)									6.00%				6.00%
Loan amounts drawn under the facility			9,900,000						$ 9,400,000				$ 9,400,000		9,900,000
Credit Facility | Prime rate | Deutsche Bank A.G.
Long-term debt
Basis spread on variable rate (as a percent)					1.50%
Credit Facility | Prime rate | Wells Fargo Bank N.A.
Long-term debt
Basis spread on variable rate (as a percent)				1.00%
Deferred purchase price
Long-term debt
Quarterly principal payments												$ 5,000,000
Total debt amount												$ 70,000,000
Interest rate (as a percent)												5.00%
Repayment of debt										$ 57,400,000
Proceeds from the IPO and funds drawn from the revolving credit facility										$ 4,800,000
First lien senior secured credit facility
Long-term debt
Maximum borrowing capacity																				$ 670,000,000
Quarterly principal payments							$ 1,600,000
First lien senior secured credit facility | Term loan
Long-term debt
Maximum borrowing capacity																		$ 665,000,000		570,000,000
Effective interest rate (as a percent)									5.36%				5.36%
Additional borrowing capacity																		95,000,000
Amount of deferred finance cost recognized																		$ 900,000
First lien senior secured credit facility | Credit Facility
Long-term debt
Maximum borrowing capacity																			$ 135,000,000	100,000,000
Total debt amount	$ 200,000,000
Amount of deferred finance cost recognized	1,200,000
Increase in face amount	$ 65,000,000
Second lien senior secured credit facility | Term loan
Long-term debt
Maximum borrowing capacity																				175,000,000
Repayment of debt		$ 178,200,000							$ 178,200,000
Accrued interest paid		1,500,000
Prepayment penalty		$ 1,800,000
Senior Secured Credit Facilities | Credit Facility
Long-term debt
Effective interest rate (as a percent)									6.75%				6.75%
Predecessor
Long-term debt
Current portion of long-term debt			103,571,000					$ 73,461,000							103,571,000	$ 73,461,000
Amount of deferred finance cost recognized			$ (19,679,000)					(21,644,000)							(19,679,000)	(21,644,000)
Repayment of debt															$ 868,990,000	687,294,000
Predecessor | Credit Facility | Deutsche Bank A.G.
Long-term debt
Maximum borrowing capacity					$ 35,000,000
Effective interest rate (as a percent)			6.00%												6.00%
Borrowing capacity under the credit facility expressed as a percentage of eligible settlement receivables due					90.00%
Predecessor | Credit Facility | Wells Fargo Bank N.A.
Long-term debt
Maximum borrowing capacity				$ 10,000,000
Effective interest rate (as a percent)			5.50%												5.50%
Predecessor | Credit Facility | Prime rate | Deutsche Bank A.G.
Long-term debt
Basis spread on variable rate (as a percent)					1.50%
Predecessor | Credit Facility | Prime rate | Wells Fargo Bank N.A.
Long-term debt
Basis spread on variable rate (as a percent)				1.00%
Predecessor | Deferred purchase price
Long-term debt
Quarterly principal payments												$ 5,000,000
Total debt amount												$ 70,000,000
Interest rate (as a percent)												5.00%
Second installment payment											$ 5,000,000
Prepayment of installment											$ 1,350,000
Predecessor | BMO loan
Long-term debt
Maximum borrowing capacity								104,500,000								104,500,000
Current portion of long-term debt								95,300,000								95,300,000
Principal Payment								$ 35,000,000								$ 35,000,000
Predecessor | BMO loan | Prime rate
Long-term debt
Basis spread on variable rate (as a percent)								0.25%
Predecessor | BMO loan | LIBOR
Long-term debt
Basis spread on variable rate (as a percent)								3.00%
Predecessor | First lien senior secured credit facility
Long-term debt
Maximum borrowing capacity																				670,000,000
Quarterly principal payments						$ 1,400,000
Predecessor | First lien senior secured credit facility | Term loan
Long-term debt
Maximum borrowing capacity																				570,000,000
Effective interest rate (as a percent)			5.57%												5.57%
Predecessor | First lien senior secured credit facility | Revolver Loans [Member]
Long-term debt
Maximum borrowing capacity																			$ 135,000,000	100,000,000
Predecessor | Second lien senior secured credit facility
Long-term debt
Maximum borrowing capacity																				$ 175,000,000
Quarterly principal payments			$ 0
Predecessor | Second lien senior secured credit facility | Term loan
Long-term debt
Effective interest rate (as a percent)			10.57%												10.57%
Predecessor | Senior Secured Credit Facilities | Credit Facility
Long-term debt
Effective interest rate (as a percent)			7.50%												7.50%
EVO LLC | Predecessor
Long-term debt
Net assets restricted from distribution			$ 661,600,000												$ 661,600,000